Accrued Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 160	$ 186	$ 186
Accrued natural gas purchases	212	325	518
Liquefaction Project costs	54	116	64
Other accrued liabilities	4	2
Total accrued liabilities	$ 430	$ 629	$ 768